Vessels (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2013
Vessels Details Narrative
Vessels, net		$ 66,653
Vessel depreciation		$ 117